Commitments (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Product Liability Contingency [Line Items]
Future Minimum Payments Under Contractual Commitments
The following table summarizes the Company’s future minimum payments under contractual commitments, excluding debt, as of December 31, 2021:

	Payments due by period
	Total	Less than one year	1 - 3 years	4 - 5 years	More than 5 years
Operating lease obligations	$46,173	$46,173	$—	$—	$—
Employment contracts	2,500,000	500,000	1,500,000	500,0000	—

Total	$2,546,173	$546,173	$1,500,000	$500,000	$—

ADOMANI, INC. [Member]
Product Liability Contingency [Line Items]
Future Minimum Payments Under Contractual Commitments
The following table summarizes the Company’s future minimum payments under contractual commitments, excluding debt, as of December 31, 2020, and after giving effect to the termination of the Company’s employment agreement with James L. Reynolds, its former President, and the related payment obligations thereunder, effective as of October 30, 2020, and the Company’s entry into the Separation Agreement and the related payment obligations thereunder, effective as of October 30, 2020:

	Payments due by period
	Total	Less than one year	1–3 years	4–5 years	More than 5 years
Operating lease obligations	$450,985	$211,884	239,101	—	—
Employment contracts	263,000	263,000	—	—	—

Total	$713,985	$474,884	239,101	—	—